Equity	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Equity	Equity
23.1 Equity accounts
As of December 31, 2020, the common stock of Coca-Cola FEMSA is represented by 16,806,658,096 common shares, with no par value. Fixed capital stock is Ps. 934 (nominal value) and variable capital is unlimited.
The characteristics of the common shares are as follows:
•    Series “A” and series “D” shares are ordinary, have all voting rights and are subject to transfer restrictions;
•    Series “A” shares may only be acquired by Mexican individuals and may not represent less than 50.1% of the ordinary shares.
•    Series “D” shares have no foreign ownership restrictions and may not represent more than 49.9% of the ordinary shares.
•    Series “B” and series “L” are free of transference jointly as long as they are listed as linked units. In case the related units are unlinked, the types B shares and the types L share will each be free transfer.

On January 31, 2019, the Board of Coca Cola FEMSA approved:

(i)An eight-for-one stock split (the “Stock Split”) of each series of shares of the Company;
(ii)The issuance of Series B ordinary shares with full voting rights;
(iii)The creation of units, comprised of 3 Series B shares and 5 Series L shares, to be listed for trading on the Mexican Stock Exchange (“BMV”) and in the form of American depositary shares (ADSs) on the New York Stock Exchange (“NYSE”); and
(iv)Amendments to the Company’s bylaws mainly to give effect to the matters approved in paragraphs (i), (ii), and (iii), described above.
On March 22, 2019, the CNBV (Mexican National Banking and Securities Commission) approved and authorized the stock split.

As a result, (i) the percentage of ownership held by the Company’s shareholders will not change, and (ii) the percentage of ordinary shares with full voting rights will be adjusted proportionally due to the issuance of the Series B shares, as set forth in the table below.

The capital stock of the Company prior to and immediately after the Stock Split is as follows:
Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.22%	62.96%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.78%	37.04%
L	Public float	525,208,065	25.00%	0%
Total		2,100,832,262	100%	100%

Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.22%	55.97%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.78%	32.92%
B	Public float	1,575,624,195	9.38%	11.11%
L	Public float	2,626,040,325	15.63%	0%
Total		16,806,658,096	100%	100%

As of December 31, 2020, 2019 and 2018, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Thousands of Shares

Series of shares (1)	2020	2019	2018
A	7,936,628	7,936,628	7,936,628
B	1,575,624	1,575,624	1,575,624
D	4,668,365	4,668,365	4,668,366
L	2,626,040	2,626,040	2,626,040
	16,806,657	16,806,657	16,806,658
(1)The information for the years ended December 31, 2018 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split occurred in March 2019.
The net income of the Company is subject to the legal requirement that 5% thereof be transferred to a legal reserve until such reserve amounts to 20% of common stock at nominal value. This reserve may not be distributed to shareholders during the existence of the Company. As of December 31, 2020, 2019 and 2018, this reserve was Ps. 412, Ps. 187 and Ps. 164 respectively included in retained earnings.
Retained earnings and other reserves distributed as dividends, as well as the effects derived from capital reductions, are subject to income tax at the rate in effect at the date of distribution, except for restated shareholder contributions and distributions made from net taxable income, denominated “Cuenta de Utilidad Fiscal Neta” (“CUFIN”).
Dividends paid in excess of CUFIN are subject to income tax at a grossed-up rate based on the current statutory rate. This tax may be credited against the income tax of the year in which the dividends are paid, and in the following two years against the income tax and estimated tax payments. The Company’s consolidated balances of CUFIN at December 31, 2020, that are not subject to withholding tax, amounted to Ps. 23,672.
For the years ended December 31, 2020, 2019 and 2018 the dividends declared and paid per share by the Company are as follows:

Series of shares (1)	2020 (1)	2019	2018
A	Ps. 4,822	Ps. 3,512	Ps. 3,323
D	2,836	2,066	1,955
L	1,595	1,162	1,100
B	957	697	660
	Ps. 10,210	Ps. 7,437	Ps. 7,038
(1)At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 17, 2020, the shareholders declared a dividend of Ps. 10,210 that was paid in May 5, 2020 and November 3, 2020. This represents a dividend of Ps. — per each ordinary share.

There were no withholding taxes associated with the payment of dividends in 2020, 2019 and 2018 by the Company to its shareholders

23.2 Capital management
The Company manages its capital to ensure that its subsidiaries will be able to continue as going concerns while maximizing the return to shareholders through the optimization of its debt and equity balances in order to obtain the lowest cost of capital available. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2020 and 2019.
The Company is not subject to any externally imposed capital requirements, other than the legal reserve and debt covenants (see Note 19 and Note 23.1).
The Company's Finance and Planning and the Corporate Practices Committees review the capital structure of the Company on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. In conjunction with this objective, the Company seeks to maintain the highest credit rating both nationally and internationally, currently rated AAA and A-/A2/A- respectively, which requires us to comply, among others, with the financial metrics that each rating agency considers. For example, some rating agencies require us to maintain a debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratio lower than 2.0x. As a result, prior to entering into new business ventures, acquisitions or divestures, management evaluates the impact that these transactions can have on its credit rating.